INCOME TAXES - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, domestic	$ (5,904)	$ 2,852	$ 2,597
Income (loss) before income taxes and equity earnings	(44,552)	59,103	42,756
U.S.
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, foreign	(66,440)	7,615	978
Foreign (excluding U.S.)
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, foreign	$ 27,792	$ 48,636	$ 39,181